Accruals and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accruals and other current liabilities
Schedule of Accruals and other current liabilities
	As of December 31,
	2022	2023	2023
	S$	S$	US$

Accrued bonus	200,000	-	-
Accrued salaries	116,779	-	-
Other accruals	77,276	459,472	348,270
Amount due to a related party	250,000	-	-
GST payables	10,942	201,509	152,738
Interest payable	33,877	43,031	32,617
Other payables	261,381	82,655	62,650
	950,255	786,667	596,275